Financial Debts (Details) - USD ($) $ in Millions		6 Months Ended
	Sep. 17, 2024	Dec. 31, 2024
Financial Debts [Abstract]
HB4 soybean convertible note to BIOX	$ 6.6
Convertible note term		3 years
Convertible note to BIOX interest rate		10.00%